CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Share capital		Share premium	Accumulated deficit	Capital reserves	Ordinary shares	Preferred Shares A	Preferred Shares B	Preferred Shares C	Total
Balance at the beginning at Dec. 31, 2019	$ 4		$ 44,151	$ (49,206)	$ (115)					$ (5,166)
Balance at the beginning (in shares) at Dec. 31, 2019						17,197,000	7,300,000	4,778,000	856,000
Exercise of options	0	[1]	14							14
Exercise of options (in shares)						572,000
Stock-based compensation			76							76
Loss for the period				(17,563)	(790)					(17,563)
Issuance shares	0	[1]	750							750
Issuance shares (in shares)						123,000
Issuance of warrants			999							999
Balance at the end at Dec. 31, 2020	4		45,990	(66,769)	(905)					(21,680)
Balance at the end (in shares) at Dec. 31, 2020						17,892,000	7,300,000	4,778,000	856,000
Exercise of options			22							22
Exercise of options (in shares)						12,000,000
Stock-based compensation			77							77
Loss for the period				(6,597)	(557)					(6,597)
Balance at the end at Jun. 30, 2021	4		46,089	(73,366)	(1,462)					(28,735)
Balance at the end (in shares) at Jun. 30, 2021						17,904,000	7,300,000	4,778,000	856,000
Balance at the beginning at Dec. 31, 2020	4		45,990	(66,769)	(905)					(21,680)
Balance at the beginning (in shares) at Dec. 31, 2020						17,892,000	7,300,000	4,778,000	856,000
Exercise of options	0	[1]	64							64
Exercise of options (in shares)						58,447
Stock-based compensation	0	[1]	149							149
Loss for the period				(17,050)	1,131					(17,050)
Balance at the end at Dec. 31, 2021	4		46,203	(83,819)	226					(37,386)
Balance at the end (in shares) at Dec. 31, 2021						17,950,447	7,300,000	4,778,000	856,000
Exercise of options			33							33
Exercise of options (in shares)						145,000,000
Stock-based compensation	229				229
Loss for the period			(19,072)	3,674	(15,398)					(19,072)
Issuance shares			1,978							1,978
Issuance shares (in shares)						808,907,000
Issuance of warrants			5,000							5,000
Issuance of warrants (in shares)									822,640,000
Shares Back to the Company (in shares)						(75,000,000)
Balance at the end at Jun. 30, 2022	$ 4		$ 53,443	$ (102,891)	$ 3,900					$ (45,544)
Balance at the end (in shares) at Jun. 30, 2022						18,829,354	7,300,000	4,778,000	1,678,640

[1]	Represents an amount less than one thousand.